Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Credit protection sold/purchased
Credit protection sold	SFr (204.8)	SFr (263.4)
Credit protection purchased	189.4	251.2
Net credit protection (sold)/purchased	(15.4)	(12.2)
Other protection purchased	59.2	65.4
Fair value of credit protection sold	0.4	1.0
Total return swaps
Credit protection sold/purchased
Credit protection sold	(14.4)	(14.3)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(43.6)	(54.6)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(145.3)	(191.8)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(15.9)	(17.0)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.5)	(13.1)
Credit protection purchased	11.6	12.0
Net credit protection (sold)/purchased	(0.9)	(1.1)
Other protection purchased	5.3	5.3
Fair value of credit protection sold	0.0	0.0
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(192.3)	(250.3)
Credit protection purchased	177.8	239.2
Net credit protection (sold)/purchased	(14.5)	(11.1)
Other protection purchased	53.9	60.1
Fair value of credit protection sold	0.4	1.0
Investment grade
Credit protection sold/purchased
Credit protection sold	(152.0)	(197.0)
Credit protection purchased	143.0	189.1
Net credit protection (sold)/purchased	(9.0)	(7.9)
Other protection purchased	36.1	40.5
Fair value of credit protection sold	(0.2)	0.1
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(52.8)	(66.4)
Credit protection purchased	46.4	62.1
Net credit protection (sold)/purchased	(6.4)	(4.3)
Other protection purchased	23.1	24.9
Fair value of credit protection sold	0.6	0.9
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(81.0)	(87.7)
Credit protection purchased	74.3	82.5
Net credit protection (sold)/purchased	(6.7)	(5.2)
Other protection purchased	24.8	23.4
Fair value of credit protection sold	0.9	1.1
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.0)	(13.7)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(62.7)	(69.9)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.3)	(4.1)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.5)	(13.1)
Credit protection purchased	11.6	12.0
Net credit protection (sold)/purchased	(0.9)	(1.1)
Other protection purchased	5.3	5.3
Fair value of credit protection sold	0.0	0.0
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(68.5)	(74.6)
Credit protection purchased	62.7	70.5
Net credit protection (sold)/purchased	(5.8)	(4.1)
Other protection purchased	19.5	18.1
Fair value of credit protection sold	0.9	1.1
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(52.5)	(55.4)
Credit protection purchased	47.8	52.3
Net credit protection (sold)/purchased	(4.7)	(3.1)
Other protection purchased	13.0	11.7
Fair value of credit protection sold	0.5	0.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(28.5)	(32.3)
Credit protection purchased	26.5	30.2
Net credit protection (sold)/purchased	(2.0)	(2.1)
Other protection purchased	11.8	11.7
Fair value of credit protection sold	0.4	0.6
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(123.8)	(175.7)
Credit protection purchased	115.1	168.7
Net credit protection (sold)/purchased	(8.7)	(7.0)
Other protection purchased	34.4	42.0
Fair value of credit protection sold	(0.5)	(0.1)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(29.6)	(40.9)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(82.6)	(121.9)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(11.6)	(12.9)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(123.8)	(175.7)
Credit protection purchased	115.1	168.7
Net credit protection (sold)/purchased	(8.7)	(7.0)
Other protection purchased	34.4	42.0
Fair value of credit protection sold	(0.5)	(0.1)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(99.5)	(141.6)
Credit protection purchased	95.2	136.8
Net credit protection (sold)/purchased	(4.3)	(4.8)
Other protection purchased	23.1	28.8
Fair value of credit protection sold	(0.7)	(0.4)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.3)	(34.1)
Credit protection purchased	19.9	31.9
Net credit protection (sold)/purchased	(4.4)	(2.2)
Other protection purchased	11.3	13.2
Fair value of credit protection sold	0.2	0.3
Bank
Credit protection sold/purchased
Credit protection sold	(204.8)	(263.4)
Credit protection purchased	189.4	251.2
Net credit protection (sold)/purchased	(15.4)	(12.2)
Other protection purchased	59.2	65.4
Fair value of credit protection sold	0.4	1.0
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(14.4)	(14.3)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(43.6)	(54.6)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(145.3)	(191.8)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(15.9)	(17.0)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.5)	(13.1)
Credit protection purchased	11.6	12.0
Net credit protection (sold)/purchased	(0.9)	(1.1)
Other protection purchased	5.3	5.3
Fair value of credit protection sold	0.0	0.0
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(192.3)	(250.3)
Credit protection purchased	177.8	239.2
Net credit protection (sold)/purchased	(14.5)	(11.1)
Other protection purchased	53.9	60.1
Fair value of credit protection sold	0.4	1.0
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(152.0)	(197.0)
Credit protection purchased	143.0	189.1
Net credit protection (sold)/purchased	(9.0)	(7.9)
Other protection purchased	36.1	40.5
Fair value of credit protection sold	(0.2)	0.1
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(52.8)	(66.4)
Credit protection purchased	46.4	62.1
Net credit protection (sold)/purchased	(6.4)	(4.3)
Other protection purchased	23.1	24.9
Fair value of credit protection sold	0.6	0.9
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(81.0)	(87.7)
Credit protection purchased	74.3	82.5
Net credit protection (sold)/purchased	(6.7)	(5.2)
Other protection purchased	24.8	23.4
Fair value of credit protection sold	0.9	1.1
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.0)	(13.7)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(62.7)	(69.9)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.3)	(4.1)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.5)	(13.1)
Credit protection purchased	11.6	12.0
Net credit protection (sold)/purchased	(0.9)	(1.1)
Other protection purchased	5.3	5.3
Fair value of credit protection sold	0.0	0.0
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(68.5)	(74.6)
Credit protection purchased	62.7	70.5
Net credit protection (sold)/purchased	(5.8)	(4.1)
Other protection purchased	19.5	18.1
Fair value of credit protection sold	0.9	1.1
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(52.5)	(55.4)
Credit protection purchased	47.8	52.3
Net credit protection (sold)/purchased	(4.7)	(3.1)
Other protection purchased	13.0	11.7
Fair value of credit protection sold	0.5	0.5
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(28.5)	(32.3)
Credit protection purchased	26.5	30.2
Net credit protection (sold)/purchased	(2.0)	(2.1)
Other protection purchased	11.8	11.7
Fair value of credit protection sold	0.4	0.6
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(123.8)	(175.7)
Credit protection purchased	115.1	168.7
Net credit protection (sold)/purchased	(8.7)	(7.0)
Other protection purchased	34.4	42.0
Fair value of credit protection sold	(0.5)	(0.1)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(29.6)	(40.9)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(82.6)	(121.9)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(11.6)	(12.9)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(123.8)	(175.7)
Credit protection purchased	115.1	168.7
Net credit protection (sold)/purchased	(8.7)	(7.0)
Other protection purchased	34.4	42.0
Fair value of credit protection sold	(0.5)	(0.1)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(99.5)	(141.6)
Credit protection purchased	95.2	136.8
Net credit protection (sold)/purchased	(4.3)	(4.8)
Other protection purchased	23.1	28.8
Fair value of credit protection sold	(0.7)	(0.4)
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.3)	(34.1)
Credit protection purchased	19.9	31.9
Net credit protection (sold)/purchased	(4.4)	(2.2)
Other protection purchased	11.3	13.2
Fair value of credit protection sold	SFr 0.2	SFr 0.3